UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2004
                                                      ------------------------

Check here if Amendment[  ]; Amendment Number:
                                                         --------------------
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          John C. Bennett Jr.
               ------------------------------------------------------
Address:       One Logan Square
               ------------------------------------------------------
               24th Floor
               ------------------------------------------------------
               18th and Cherry Streets
               ------------------------------------------------------
               Philadelphia, PA  19103-6996
               ------------------------------------------------------

Form 13F File Number:  28-    10248
                              --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mehrdad Mehrespand
                 -------------------------------------------------
Title:           Attorney-in-fact
                 -------------------------------------------------
Phone:           (202) 778-9191
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as attorney-in-fact  Washington, D.C.  February 11, 2004
------------------------------------------  ---------------   -----------------
       [Signature]                           [City, State]          [Date]

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number          Name

  28-    04580                  PNC Bank Delaware
  28-    07144                  Wachovia Bank, N.A.
  28-    00694                  JP Morgan Chase & Co.
  28-    03545                  Brown Brothers Harriman & Co.
      --------------------    --------------------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      4
                                                        -----------------------

Form 13F Information Table Entry Total:                 71
                                                        -----------------------

Form 13F Information Table Value Total:                 $259,871
                                                        -----------------------
                                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.      Form 13F File Number            Name

    1        28-04580                        PNC Bank Delaware
    ------   ------------------------        ---------------------------------
    2        28-07144                        Wachovia Bank, N.A.
    ------   ------------------------        ---------------------------------
    3        28-00694                        JP Morgan Chase & Co.
    ------   ------------------------        ---------------------------------
    4        28-03545                        Brown Brothers Harriman & Co.
    ------   ------------------------        ---------------------------------


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




                          FORM 13-F INFORMATION TABLE

  COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4             COLUMN 5          COLUMN 6        COLUMN 7     COLUMN 8

----------------    ---------------- ---------- -----------  -------------------------- ------------   ----------- ----------------
                                                   VALUE       SHRS OR    SH/    PUT/    INVESTMENT       OTHER     VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS   CUSIP       (x$1000)     PRN AMT    PRN    CALL    DISCRETION      MANAGERS  SOLE  SHARED NONE

---------------     ---------------- ---------- ----------    ------------------------- ------------   ----------- ----------------
3MCO                  Common         88579Y101    $1,292       10,250      SH            Shared-other      1,2,3         10,250

Abbott Labs           Common         0028241000   $276         6,500       SH            Shared-other      2,4           6,500

Adobe Sys Inc         Common         00724F101    $279         4,450       SH            Shared-other      1             $4,450

American Express      Common         025816109    $5,073       90,000      SH            Shared-other      1             90,000
Co

American Intl Group   Common         026874107    $6,671       101,591     SH            Shared-other      1,2           101,591
Inc

Amgen Inc             Common         031162100    $4,381       68,300      SH            Shared-other      1,4           68,300

Analog Devices Inc    Common         032654105    $842         22,800      SH            Shared-other      1             22,800

Anheuser-Busch Cos    Common         035229103    $282         5,550       SH            Shared-other      1             5,550
Inc

Avaya Inc             Common         053499109    $533         31,000      SH            Shared-other      1             31,000

Avon Prods Inc        Common         054303102    $1,093       28,250      SH            Shared-other      1,4           28,250

Baker Hughes Inc      Common         057224107    $469         11,000      SH            Shared-other      1             11,000

Bank of America       Common         060505104    $4,391       93,444      SH            Shared-other      1,2,4         93,444
Corporation

Bed Bath and          Common         075896100    $556         13,950      SH            Shared-other      1,4           13,950
Beyond Inc

Biomet Inc            Common         090613100    $796         18,350      SH            Shared-other      1             18,350
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

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


BP PLC Spons ADR      Common         055622104    $214         3,668       SH            Shared-other      2,4           3,668

Cisco Sys Inc         Common         17275R102    $4,480       231,900     SH            Shared-other      1,2,4         231,900

Citigroup Inc         Common         172967101    $4,852       100,699     SH            Shared-other      1,4           100,699

Clorox Co             Common         189054109    $633         10,750      SH            Shared-other      1             10,750

Coca Cola Co          Common         191216100    $737         17,700      SH            Shared-other      1,2,4         17,700

Conoco Phillips       Common         20825C104    $582         6,700       SH            Shared-other      1             6,700

Deere & Co            Common         244199105    $484         6,500       SH            Shared-other      1             6,500

Dell Inc              Common         24702R101    $3,915       92,900      SH            Shared-other      1,2,4         92,900

Devon Energy Corp     New Common     25179M103    $1,568       14,600      SH            Shared-other      1             14,600

Disney Walt Co        Common         254687106    $2,363       85,000      SH            Shared-other      1             85,000

Dover Corp            Common         26003108     $5,171       123,300     SH            Shared-other      1,4           123,300

Du Pont E I De        Common         263534109    $616         12,550      SH            Shared-other      1,2           12,550
Nemours & Co

Emerson Elec Co       Common         29101104     $777         11,200      SH            Shared-other      1,3           11,200

Entergy Corp          New Common     293646103    $473         7,000       SH            Shared-other      1             7,000

Exxon Mobil Corp      Common         30231G102    $6,933       135,249     SH            Shared-other      1,2,4         135,249

Fedex Corp            Common         30231G102    $638         6,475       SH            Shared-other      1             6,475

Fifth Third Bancorp   Common         316773100    $402         8,500       SH            Shared-other      1             8,500

Gap Inc               Common         364760108    $610         28,900      SH            Shared-other      1             28,900

General Elec Co       Common         369604103    $7,660       209,850     SH            Shared-other      1,2,4         209,850

Gilead Sciences Inc.  Common         375558103    $691         19,750      SH            Shared-other      1             19,750

Goldman Sachs         Common         38141G104    $1,030       9,900       SH            Shared-other      1             9,900
Group Inc

Hershey Foods Corp    Common         427866108    $600         18,300      SH            Shared-other      1,2           18,300
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

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

Honeywell Intl Inc    Common         438516106    $841         23,750      SH            Shared-other      1             23,750

Illinois Tool Works   Common         452308109    $806         8,700       SH            Shared-other      1,4           8,700
Inc

Intel Corp            Common         458140100    $4,662       199,300     SH            Shared-other      1,2,4         199,300

International         Common         459200101    $5,023       50,950      SH            Shared-other      1,2,4         50,950
Business Machs

Intuit Software       Common         461202103    $496         11,275      SH            Shared-other      1             11,275

Johnson & Johnson     Common         478160104    $127,108     2,004,247   SH            Shared-other      1,3           2,004,247

Lexmark               New Common     529771107    $650         7,650       SH            Shared-other      1             7,650
International

Lilly Eli & Co        Common         532457108    $596         10,500      SH            Shared-other      1             10,500

McDonalds Corp        Common         580135101    $978         30,500      SH            Shared-other      1             30,500

Medtronic Inc         Common         585055106    $1,232       24,800      SH            Shared-other      1,4           24,800

Mellon Finl Corp      Common         58551A108    $523         16,800      SH            Shared-other      1             16,800

Microsoft Corp        Common         594918104    $5,451       204,000     SH            Shared-other      1,2,4         204,000

Monsanto Co           New Common     61166W101    $758         13,650      SH            Shared-other      1             13,650

Morgan Stanley        Common         617446448    $477         8,600       SH            Shared-other      1             8,600

Motorola Inc          Common         620076109    $713         41,450      SH            Shared-other      1             41,450

Nike Inc              Class B        654106103    $567         6,250       SH            Shared-other      1             6,250

Pepsico Inc           Common         713448108    $5,133       98,350      SH            Shared-other      1,3           98,350

Pfizer Inc            Common         717081103    $3,082       114,600     SH            Shared-other      1,4           114,600
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

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


PG&E Corp             Common         69331C108    $474         14,250      SH            Shared-other      1             14,250

Procter & Gamble      Common         742718109    $7,191       130,550     SH            Shared-other      1             130,550
Co

Prudential Finl Inc   Common         744320102    $995         18,100      SH            Shared-other      1             18,100

Qualcomm Inc          Common         747525103    $350         8,250       SH            Shared-other      1             8,250

Royal Dutch Pete Co   Common         780257804    $5,566       97,000      SH            Shared-other      1             97,000

Schlumberger Ltd      Common         806857108    $2,713       40,650      SH            Shared-other      1,3,4         40,650

Sprint Corp           Common         852061100    $745         30,000      SH            Shared-other      1             30,000

Symantec Corp         Common         871503108    $554         21,500      SH            Shared-other      1             21,500

United Health Group   Common         91324P102    $810         9,200       SH            Shared-other      1             9,200
Inc

United Technologies   Common         913017109    $398         3,850       SH            Shared-other      1             3,850
Corp

US Bancorp DEL        New Common     902973304    $963         30,750      SH            Shared-other      1             30,750

Varian Medical        Common         92220P105    $528         12,200      SH            Shared-other      1             12,200
Systems, Inc

Verisign Inc          Common         92343E102    $529         15,750      SH            Shared-other      1             15,750

Viacom Inc            Class B        925524308    $784         21,900      SH            Shared-other      1,4           21,900

Wal-Mart Stores Inc   Common         931142103    $4,186       79,250      SH            Shared-other      1,4           79,250

Wells Fargo & Co      Common         949746101    $609         9,800       SH            Shared-other      1,4           9,800
New

Yahoo Inc             Common         984332106    $1,017       27,000      SH            Shared-other      1             27,000
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

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